Accounts Payable, Accrued Expenses and Other Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable to suppliers	$ 7,193	$ 7,445
Accrued bonus and staff costs	13,857	20,286
Other deposits	1,408	861
Other taxes payable (note)	553	372
Accrued professional fees	1,480	963
Accrued marketing expenses	619	1,124
Others	1,426	1,563
Total	$ 26,536	$ 32,614